OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)	3 Months Ended
Jun. 30, 2025 CAD ($)
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning Period Right Of Use Of Assets	$ 21,858
Amortization	(5,044)
Ending period Right Of Use Of Assets	$ 16,814